Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares
Allowance for short term investment	¥ 338	$ 53	¥ 285
Allowance for doubtful accounts receivable	2,069	325	1,320	$ 207
Total current liabilities	74,488	11,689	68,385
Total non-current liabilities	81,594	12,803	72,480
Variable Interest Entity, Primary Beneficiary
Total current liabilities	30,592	4,801	25,051
Total non-current liabilities	¥ 6,286	$ 986	¥ 5,519
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	66,000,000,000	66,000,000,000	66,000,000,000	66,000,000,000
Common stock, shares issued	2,205,032,472	2,205,032,472	2,107,228,720	2,107,228,720
Common stock, shares outstanding	2,205,032,472	2,205,032,472	2,107,228,720	2,107,228,720
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.000000625		$ 0.000000625
Common stock, shares authorized	2,832,000,000	2,832,000,000	2,832,000,000	2,832,000,000
Common stock, shares issued	559,300,320	559,300,320	571,900,320	571,900,320
Common stock, shares outstanding	559,300,320	559,300,320	571,900,320	571,900,320